GOODWILL (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Changes in carrying amount of goodwill
Balance at the beginning of the period, Gross Amount		¥ 175,945	¥ 112,785
Balance at the beginning of the period, Accumulated Impairment Loss		(4,441)	(4,441)
Balance at the beginning of the period, Net Amount		171,504	108,344
Increase in goodwill related to acquisitions		1,965,206	63,160
Balance at the end of the period, Gross Amount		2,141,151	175,945
Balance at the end of the period, Accumulated Impairment Loss		(4,441)	(4,441)
Balance at the end of the period, Net Amount	$ 315,181	¥ 2,136,710	¥ 171,504